Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIONEER VARIABLE CONTRACTS TRUST /MA/
Entity Central Index Key	0000930709
Document Period End Date	Jun. 30, 2024
C000028182 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Fund VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.75%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.75%	[1],[2]
Net Assets	$ 150,274,694
Holdings Count | Holding	45	[3]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$150,274,694%
Total number of portfolio holdings	45^^
Portfolio turnover rate	28%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Information Technology	34.2%
Financials	16.3%
Health Care	10.6%
Materials	8.6%
Consumer Discretionary	8.1%
Industrials	7.9%
Communication Services	6.3%
Consumer Staples	4.2%
Energy	3.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028183 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Fund VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fund VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.00%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 54	[4]
Expense Ratio, Percent	1.00%	[4],[5]
Net Assets	$ 150,274,694
Holdings Count | Holding	45	[6]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$150,274,694%
Total number of portfolio holdings	45^^
Portfolio turnover rate	28%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Information Technology	34.2%
Financials	16.3%
Health Care	10.6%
Materials	8.6%
Consumer Discretionary	8.1%
Industrials	7.9%
Communication Services	6.3%
Consumer Staples	4.2%
Energy	3.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028190 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 37	[7]
Expense Ratio, Percent	0.75%	[7],[8]
Net Assets	$ 30,004,341
Holdings Count | Holding	418	[9]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$30,004,341%
Total number of portfolio holdings	418^^
Portfolio turnover rate	32%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
Corporate Bonds	36.0%
U.S. Government and Agency Obligations	36.0%
Collateralized Mortgage Obligations	11.0%
Commercial Mortgage-Backed Securities	5.5%
Asset Backed Securities	4.3%
Affiliated Closed-End Fund∞	3.4%
Foreign Government Bonds	2.9%
Convertible Corporate Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Options Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028191 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Strategic Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Strategic Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	1.00%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 50	[10]
Expense Ratio, Percent	1.00%	[10],[11]
Net Assets	$ 30,004,341
Holdings Count | Holding	418	[12]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$30,004,341%
Total number of portfolio holdings	418^^
Portfolio turnover rate	32%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
Corporate Bonds	36.0%
U.S. Government and Agency Obligations	36.0%
Collateralized Mortgage Obligations	11.0%
Commercial Mortgage-Backed Securities	5.5%
Asset Backed Securities	4.3%
Affiliated Closed-End Fund∞	3.4%
Foreign Government Bonds	2.9%
Convertible Corporate Bonds	0.4%
Senior Secured Floating Rate Loan Interests	0.4%
Common Stocks	0.1%
Insurance-Linked Securities†	0.0%
Over The Counter (OTC) Currency Put Options Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028211 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.81%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 41	[13]
Expense Ratio, Percent	0.81%	[13],[14]
Net Assets	$ 77,527,548
Holdings Count | Holding	50	[15]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$77,527,548%
Total number of portfolio holdings	50^^
Portfolio turnover rate	36%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Financials	24.1%
Health Care	12.9%
Energy	11.7%
Industrials	10.9%
Consumer Staples	9.1%
Information Technology	9.0%
Consumer Discretionary	6.6%
Materials	5.0%
Communication Services	4.7%
Utilities	4.0%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028212 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Equity Income VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	1.06%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 54	[16]
Expense Ratio, Percent	1.06%	[16],[17]
Net Assets	$ 77,527,548
Holdings Count | Holding	50	[18]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$77,527,548%
Total number of portfolio holdings	50^^
Portfolio turnover rate	36%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Financials	24.1%
Health Care	12.9%
Energy	11.7%
Industrials	10.9%
Consumer Staples	9.1%
Information Technology	9.0%
Consumer Discretionary	6.6%
Materials	5.0%
Communication Services	4.7%
Utilities	4.0%
Real Estate	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000030379 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.88%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 46	[19]
Expense Ratio, Percent	0.88%	[19],[20]
Net Assets	$ 93,399,661
Holdings Count | Holding	78	[21]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$93,399,661%
Total number of portfolio holdings	78^^
Portfolio turnover rate	27%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Information Technology	35.2%
Industrials	16.4%
Health Care	16.2%
Consumer Discretionary	12.3%
Financials	5.7%
Communication Services	5.2%
Energy	3.9%
Materials	2.2%
Real Estate	1.7%
Consumer Staples	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028217 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 46	[22]
Expense Ratio, Percent	0.90%	[22],[23]
Net Assets	$ 27,558,720
Holdings Count | Holding	216	[24]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$27,558,720%
Total number of portfolio holdings	216^^
Portfolio turnover rate	23%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
Corporate Bonds	93.2%
Affiliated Closed-End Fund∞	2.5%
Convertible Corporate Bonds	2.1%
Senior Secured Floating Rate Loan Interests	1.2%
Common Stocks	0.6%
Commercial Mortgage-Backed Security	0.4%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028218 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer High Yield VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer High Yield VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.15%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 58	[25]
Expense Ratio, Percent	1.15%	[25],[26]
Net Assets	$ 27,558,720
Holdings Count | Holding	216	[27]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$27,558,720%
Total number of portfolio holdings	216^^
Portfolio turnover rate	23%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
Corporate Bonds	93.2%
Affiliated Closed-End Fund∞	2.5%
Convertible Corporate Bonds	2.1%
Senior Secured Floating Rate Loan Interests	1.2%
Common Stocks	0.6%
Commercial Mortgage-Backed Security	0.4%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000030381 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 24	[28]
Expense Ratio, Percent	0.49%	[28],[29]
Net Assets	$ 130,286,488
Holdings Count | Holding	729	[30]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$130,286,488%
Total number of portfolio holdings	729^^
Portfolio turnover rate	31%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	36.8%
Asset Backed Securities	7.6%
Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.5%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028201 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Bond VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Bond VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37	0.74%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 37	[31]
Expense Ratio, Percent	0.74%	[31],[32]
Net Assets	$ 130,286,488
Holdings Count | Holding	729	[33]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$130,286,488%
Total number of portfolio holdings	729^^
Portfolio turnover rate	31%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)*
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	36.8%
Asset Backed Securities	7.6%
Collateralized Mortgage Obligations	6.8%
Commercial Mortgage-Backed Securities	4.4%
Affiliated Closed-End Fund∞	2.5%
Foreign Government Bonds	0.5%
Senior Secured Floating Rate Loan Interests	0.2%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028221 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Mid Cap Value VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 39	[34]
Expense Ratio, Percent	0.77%	[34],[35]
Net Assets	$ 107,578,922
Holdings Count | Holding	65	[36]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$107,578,922%
Total number of portfolio holdings	65^^
Portfolio turnover rate	16%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Financials	22.3%
Industrials	15.1%
Consumer Discretionary	10.1%
Energy	8.5%
Materials	7.5%
Real Estate	7.5%
Consumer Staples	6.8%
Information Technology	6.8%
Utilities	6.7%
Health Care	5.9%
Communication Services	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

C000028222 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Mid Cap Value VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Mid Cap Value VCT Portfolio (“Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.02%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 51	[37]
Expense Ratio, Percent	1.02%	[37],[38]
Net Assets	$ 107,578,922
Holdings Count | Holding	65	[39]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2024)
Portfolio net assets	$107,578,922%
Total number of portfolio holdings	65^^
Portfolio turnover rate	16%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2024)*
Financials	22.3%
Industrials	15.1%
Consumer Discretionary	10.1%
Energy	8.5%
Materials	7.5%
Real Estate	7.5%
Consumer Staples	6.8%
Information Technology	6.8%
Utilities	6.7%
Health Care	5.9%
Communication Services	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Portfolio’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Portfolio’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Portfolio’s Board of Trustees will be asked to approve a reorganization of the Portfolio into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Portfolio would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Portfolio will be submitted to the shareholders of the Portfolio for their approval.  There is no assurance that the Board or the shareholders of the Portfolio will approve the proposal to reorganize the Portfolio.
This is a summary of certain planned changes to the Portfolio.  For more complete information, you may review the Portfolio's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Portfolio. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Portfolio for fiscal periods ending after March 25, 2024.

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	Annualized
[3]	Short-term investments and derivative contracts other than purchased options are not included.
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	Annualized
[6]	Short-term investments and derivative contracts other than purchased options are not included.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	Annualized
[9]	Short-term investments and derivative contracts other than purchased options are not included.
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	Annualized
[12]	Short-term investments and derivative contracts other than purchased options are not included.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	Annualized
[15]	Short-term investments and derivative contracts other than purchased options are not included.
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	Annualized
[18]	Short-term investments and derivative contracts other than purchased options are not included.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	Annualized
[21]	Short-term investments and derivative contracts other than purchased options are not included.
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	Annualized
[24]	Short-term investments and derivative contracts other than purchased options are not included.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	Annualized
[27]	Short-term investments and derivative contracts other than purchased options are not included.
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	Annualized
[30]	Short-term investments and derivative contracts other than purchased options are not included.
[31]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[32]	Annualized
[33]	Short-term investments and derivative contracts other than purchased options are not included.
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	Annualized
[36]	Short-term investments and derivative contracts other than purchased options are not included.
[37]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[38]	Annualized
[39]	Short-term investments and derivative contracts other than purchased options are not included.